Condensed Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 4,094	$ 11,891	$ (15,943)	$ (175)	$ (133)
Beginning balance, shares at Dec. 31, 2022	4,094,459,545
Net income			11,196		11,196
Foreign currency translation adjustment				(80)	(80)
Extension of loans to employees		35			35
Ending balance, value at Dec. 31, 2023	$ 4,094	11,926	(4,747)	(255)	11,018
Ending balance, shares at Dec. 31, 2023	4,094,459,545
Net income			6,046		6,046
Foreign currency translation adjustment				(11)	(11)
Ending balance, value at Mar. 31, 2024	$ 4,094	11,926	1,299	(266)	17,053
Ending balance, shares at Mar. 31, 2024	4,094,459,545
Beginning balance, value at Dec. 31, 2023	$ 4,094	11,926	(4,747)	(255)	11,018
Beginning balance, shares at Dec. 31, 2023	4,094,459,545
Net income			10,284		10,284
Foreign currency translation adjustment				14	14
Issuance of stocks	$ 1	56			57
Issuance of stocks, shares	550,000
Ending balance, value at Dec. 31, 2024	$ 4,095	11,982	5,537	(241)	21,373
Ending balance, shares at Dec. 31, 2024	4,095,009,545
Net income			2,624		2,624
Foreign currency translation adjustment				4	4
Ending balance, value at Mar. 31, 2025	$ 4,095	$ 11,982	$ 8,161	$ (237)	$ 24,001
Ending balance, shares at Mar. 31, 2025	4,095,009,545